Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables.
Trade payables	$ 188,721	$ 208,850	$ 206,325
Short-term employee benefits accruals	84,337	83,737	68,867
Gross-to-net accruals	19,478
Other	3,142	828
Total trade and other payables	$ 295,679	$ 293,415	$ 275,192